Business Combinations - Net Cash Paid for Acquisition (Details) - USD ($) $ in Millions			1 Months Ended		12 Months Ended
	Nov. 30, 2015	Dec. 31, 2014	Nov. 30, 2015	Oct. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill		$ 1,084.0			$ 1,927.2	$ 1,890.1	$ 1,084.0	$ 456.9
Net cash paid for acquisition					48.1	985.1	694.8
All Other Acquisitions [Member]
Business Acquisition [Line Items]
Fair value of assets acquired		60.1					60.1
Goodwill		34.6					34.6
Fair value of liabilities assumed		(21.2)					(21.2)
Noncontrolling interests		(18.3)					(18.3)
Fair value of equity interest prior to acquisition							(35.0)
Net cash paid for acquisition							20.2
Cash acquired in acquisition							5.1
Home Health and Hospice Segment [Member]
Business Acquisition [Line Items]
Goodwill		592.5			785.2	757.0	592.5	0.0
Home Health and Hospice Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Fair value of assets acquired					7.1	10.4
Goodwill					41.4	20.3
Fair value of liabilities assumed					(0.4)	(0.2)
Net cash paid for acquisition					48.1	30.5
Home Health and Hospice Segment [Member] | CareSouth [Member]
Business Acquisition [Line Items]
Fair value of assets acquired	$ 48.0		$ 48.0
Goodwill	143.3		143.3
Fair value of liabilities assumed	(17.7)		(17.7)
Noncontrolling interests	(4.3)		(4.3)
Net cash paid for acquisition	$ 169.3
Cash acquired in acquisition			$ 0.4
Home Health and Hospice Segment [Member] | Encompass [Member]
Business Acquisition [Line Items]
Fair value of assets acquired		260.1					260.1
Goodwill		592.5					592.5
Fair value of liabilities assumed		(113.5)					(113.5)
Noncontrolling interests		(64.5)					(64.5)
Net cash paid for acquisition							674.6
Cash acquired in acquisition		20.9
Inpatient Rehabilitation Segment [Member]
Business Acquisition [Line Items]
Goodwill		$ 491.5			1,142.0	1,133.1	$ 491.5	$ 456.9
Inpatient Rehabilitation Segment [Member] | All Other Acquisitions [Member]
Business Acquisition [Line Items]
Fair value of assets acquired					6.7	62.8
Goodwill					9.4	0.7
Fair value of liabilities assumed					(16.1)	(2.7)
Noncontrolling interests						(4.2)
Net cash paid for acquisition					$ 0.0	$ 56.6
Inpatient Rehabilitation Segment [Member] | Reliant [Member]
Business Acquisition [Line Items]
Fair value of assets acquired				$ 316.6
Goodwill				642.6
Fair value of liabilities assumed				(230.0)
Noncontrolling interests				(0.4)
Net cash paid for acquisition				728.8
Cash acquired in acquisition				$ 42.6